ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

5.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2020	2019
Casino	$460,863	$538,911
Hotel	1,011	4,369
Other	1,537	2,949

Sub-total	463,411	546,229
Less: allowances for credit losses (1)	(333,792)	(258,019)

	129,619	288,210
Non-current portion	—	(3,877)

Current portion	$129,619	$284,333

Note
(1)
As of December 31, 2020 and 2019, the allowances for credit losses of $16,517 and $25,026 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

The Company’s allowances for casino credit losses were 72.2% and 47.7% of gross casino accounts receivables as of December 31, 2020 and 2019, respectively. The Company’s allowances for credit losses from its hotel and other receivables are not material.
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2020	2019	2018
Balance at beginning of year	$258,019	$228,344	$234,485
Provision (reversal) for credit losses	131,845	32,888	(2,479)
Write-offs	(57,868)	(4,460)	(2,115)
Effect of exchange rate	1,796	1,247	(1,547)

Balance at end of year	$333,792	$258,019	$228,344